RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2022	Jan. 31, 2022
Related Party Transaction [Line Items]
Accrued expenses related party		$ 106,173	$ 46,273	$ 46,173
Accrued expenses related party		46,173
Loan from shareolders				$ 119,476
Value of shares issued	$ 107,500	350,000
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Value of shares issued		11,177
Related Party Transactions by Related Party [Member]
Related Party Transaction [Line Items]
Value of shares issued		$ 18,900